Operations and principal activities - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 418,213	$ 59,804	¥ 587,749	¥ 426,119
Restricted cash and term deposits	64,683	9,250	66,367
Trade receivables	51,532	7,369	98,774	57,219
Inventories	233,389	33,374	151,754
Receivables from online payment platforms	16,296	2,330	24,255
Prepayment and other current assets	246,237	35,211	195,202
Total current assets	1,484,596	212,295	1,724,360
Non-current assets:
Long-term investments	274,753	39,289	280,281	261,016
Intangible assets	144,097	20,606	126,615
Goodwill	684	98	684	540,693
Property and equipment, net	293,560	41,979	155,352
Deferred tax assets	69,313	9,912	84,950
Operating lease right-of-use assets	251,635	35,983	162,764
Other non-current assets	130,998	18,732	200,152
Total non-current assets	1,165,040	166,599	1,010,798
Total assets	2,649,636	378,894	2,735,158
Current liabilities:
Taxes payable	43,461	6,215	61,862
Contract liabilities	65,948	9,430	76,579	¥ 103,374
Salary and welfare payables	130,170	18,614	111,396
Amounts due to related parties	618	88	477
Accrued expenses and other current liabilities	427,507	61,134	265,216
Operating lease liabilities-current	76,536	10,945	44,905
Total current liabilities	784,054	112,119	630,206
Non-current liabilities:
Operating lease liabilities-non current	183,364	26,221	125,200
Deferred tax liabilities	10,615	1,518	19,758
Other non-current liabilities	2,783	398	1,264
Total non-current liabilities	196,762	28,137	146,222
Total liabilities	980,816	140,256	776,428
Related Party
Current assets:
Amounts due from related parties	774	$ 111	1,218
VIEs and VIEs Subsidiaries
Current assets:
Cash and cash equivalents	109,305		136,846
Restricted cash and term deposits	22,409		23,174
Trade receivables	14,315		54,822
Inventories	60,036		43,198
Receivables from online payment platforms	14,570		21,200
Prepayment and other current assets	63,988		71,201
Total current assets	972,876		513,772
Non-current assets:
Investment in subsidiaries	35,082		35,081
Long-term investments	143,853		143,853
Intangible assets	12,714		27,320
Goodwill	684		684
Property and equipment, net	110,706		74,264
Deferred tax assets	12,598		27,167
Operating lease right-of-use assets	31,270		119,643
Other non-current assets	14,745		61,209
Total non-current assets	361,652		489,221
Total assets	1,334,528		1,002,993
Current liabilities:
Taxes payable	29,922		48,092
Contract liabilities	42,329		54,429
Salary and welfare payables	44,551		49,757
Amounts due to Group companies	944,302		523,403
Accrued expenses and other current liabilities	352,426		230,940
Operating lease liabilities-current	11,217		31,873
Total current liabilities	1,425,250		938,906
Non-current liabilities:
Operating lease liabilities-non current	20,936		92,217
Deferred tax liabilities	2,164		6,367
Other non-current liabilities	411
Total non-current liabilities	23,511		98,584
Total liabilities	1,448,761		1,037,490
VIEs and VIEs Subsidiaries | Related Party | Group companies
Current assets:
Amounts due from related parties	687,570		162,198
VIEs and VIEs Subsidiaries | Related Party | Related Parties, Excluding Group Companies [Member]
Current assets:
Amounts due from related parties	683		1,133
Current liabilities:
Amounts due to related parties	¥ 503		¥ 412